Schedule of Inventory, Current (Details) - USD ($)	Sep. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Raw materials	$ 1,036,547	$ 1,066,105	$ 766,556
Finished goods	758,698	991,907	235,464
Total inventory	$ 1,795,245	$ 2,058,012	$ 1,002,020